Personnel expenses and employee information (Tables)	12 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees	Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
Wages and salaries	2,842.7	3,502.5	4,447.0
Social security expenses	249.8	300.7	410.5
Pension and retirement expenses	229.2	255.9	348.9
Share-based payments	117.5	68.9	134.8
Personnel expenses	3,439.2	4,128.0	5,341.2

Average Number of Payroll Employees in FTEs	The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2021	2022	2023
Netherlands	14,222	16,722	19,876
Worldwide (including Netherlands)	28,223	33,071	38,805

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector	The total number of payroll and temporary employees as of December 31 in FTE per sector was:

Year ended December 31 (in FTE)	2021	2022	2023
Customer Support	7,485	8,901	9,851
Manufacturing and Supply Chain Management	8,237	9,953	9,954
Strategic Supply Management	707	1,541	2,033
General and Administrative	2,761	3,768	4,035
Sales and Mature Products and Services	766	742	939
Research and Development	12,060	14,181	15,604
Total	32,016	39,086	42,416
Less: Temporary employees	2,155	2,974	2,107
Payroll employees	29,861	36,112	40,309

Schedule of Short-Term Incentives	The STI bonus expenses for the (former) Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
Board of Management	4.4	3.8	6.0
Former Board of Management	0.2	—	—
Other employees	423.5	629.6	712.6
Total STI bonus expenses	428.1	633.4	718.6